Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements

5. Fair Value Measurements

Financial Instruments Measured and Recorded at Fair Value on a Recurring Basis

The Company has issued certain warrants to purchase shares of common stock, which are considered mark-to-market liabilities and are re-measured to fair value at each reporting period in accordance with accounting guidance. Fair value is based on the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value as follows:

Level 1	-	quoted market prices for identical assets or liabilities in active markets.
Level 2	-	observable prices that are based on inputs not quoted on active markets, but corroborated by market data.
Level 3	-	unobservable inputs reflecting management’s assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

The Company classifies assets and liabilities measured at fair value in their entirety based on the lowest level of input that is significant to their fair value measurement. No financial assets were measured on a recurring basis as of September 30, 2017 and December 31, 2016. The following tables set forth the financial liabilities measured at fair value on a recurring basis by level within the fair value hierarchy as of September 30, 2017 and December 31, 2016:

	Fair Value Measurements as of September 30, 2017
Description	Level 1	Level 2	Level 3	Total
Derivative liability
Common stock warrants	$-	$-	$1,537	$1,537

	Fair Value Measurements as of December 31, 2016
Description	Level 1	Level 2	Level 3	Total
Derivative liability
Common stock warrants	$-	$-	$3,665	$3,665

The Company did not have any transfers of assets and liabilities between Level 1 and Level 2 of the fair value measurement hierarchy during the nine months ended September 30, 2017 and 2016.

	Common Stock Warrants	Convertible Notes	Total Derivative Liability
Balance at December 31, 2015	$(598)	$-	$(598)
Issuances of derivatives	(5,817)	-	(5,817)
Decrease in liability due to warrants being exercised	273	-	273
Change in fair value	(228)	-	(228)
Balance at September 30, 2016	$(6,370)	$-	$(6,370)

Balance at December 31, 2016	$(3,665)	$-	$(3,665)
Issuances of derivatives	(810)	-	(810)
Decrease in liability due to warrants being exercised	-	-	-
Change in fair value	2,938	-	2,938
Balance at September 30, 2017	$(1,537)	$-	$(1,537)

Common Stock Warrants

The Company has issued certain warrants to purchase shares of common stock, which are considered mark-to-market liabilities and are re-measured to fair value at each reporting period in accordance with accounting guidance. At September 30, 2017 and December 31, 2016, $506,000 and $528,000, respectively, of the derivative liability was calculated using the Black-Scholes-Merton valuation model. At September 30, 2017 and December 31, 2016, $1.0 million and $3.1 million of the derivative liability was calculated using the Monte Carlo Simulation valuation model. Issuances of common stock warrants deemed to be derivative liabilities during January 2017 were valued at $810,000 on the date of issuance using the Monte Carlo Simulation valuation model.

The assumptions used in estimating the common stock warrant liability using the Black-Scholes-Merton valuation model at September 30, 2017 and December 31, 2016 were as follows:

	September 30, 2017	December 31, 2016
Weighted-average risk free interest rate	1.6%	0.9%
Weighted-average expected life (in years)	2.7	2.5
Expected dividend yield	-%	-%
Weighted-average expected volatility	120.0%	136.0%

The assumptions used in estimating the common stock warrant liability using the Monte Carlo Simulation valuation model at issuance (January 24, 2017) and September 30, 2017 were as follows:

	January 24, 2017	September 30, 2017
Weighted-average risk free interest rate	1.94%	1,77 – 1.89%
Weighted-average expected life (in years)	5.0	3.75 – 4.53
Expected dividend yield	-%	-%
Weighted-average expected volatility	65.60%	62.60 – 62.63%

In addition, if any time after the second anniversary of the issuance of the warrant, both: (1) the 30 day volume weighted average price of the Company’s stock exceeds $3.00; and (2) the average daily trading volume for such 30 day period exceeds $350,000, the Company may call this warrant for $0.01 per share. Because of the call provision, management believes the Monte Carlo Simulation valuation model provides a better estimate of fair value for the warrants issued during July 2016 than the Black-Scholes-Merton valuation model.

Other Financial Instruments

The Company’s recorded values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate their fair values based on their short-term nature. The recorded value of debt approximates the fair value as the interest rates are reflective of market interest rates.

5. Fair Value Measurements

Financial Instruments Measured and Recorded at Fair Value on a Recurring Basis

The Company measures and records certain financial instruments at fair value on a recurring basis. Fair value is based on the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value as follows:

Level 1	-	quoted market prices for identical assets or liabilities in active markets.

Level 2	-	observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3	-	unobservable inputs reflecting management’s assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

The Company classifies assets and liabilities measured at fair value in their entirety based on the lowest level of input that is significant to their fair value measurement. No financial assets were measured on a recurring basis at December 31, 2016 and 2015. The following tables set forth the financial liabilities measured at fair value on a recurring basis by level within the fair value hierarchy at December 31, 2016 and 2015.

	Fair Value Measurements at December 31, 2016 (in thousands)
Description	Level 1	Level 2	Level 3	Total
Derivative liability
Common stock warrants	$-	$-	$3,665	$3,665

	Fair Value Measurements at December 31, 2015 (in thousands)
Description	Level 1	Level 2	Level 3	Total
Derivative liability
Common stock warrants	$-	$-	$598	$598

The Company did not have any transfers of assets and liabilities between Level 1 and Level 2 of the fair value measurement hierarchy during the years ended December 31, 2016 and 2015. The following table presents a reconciliation of the derivative liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2016 and 2015 (in thousands):

		Preferred	Conversion	Total
	Common Stock	Stock	Feature of	Derivative
	Warrants	Warrants	Notes	Liability
Balance at December 31, 2014	$(11,358)	$-	$(2,612)	$(13,970)
Issuances of derivatives	(14,556)	-	--	(14,556)
Modification of terms	(382)	-	-	$(382)
Decrease in liability due to debt conversions	-	-	179	179
Decrease in liability due to warrants being exercised	20,335	-	-	20,335
Reclassification from liability to equity	2,403	-	-	2,403
Extinguishment of derivative liabilities	-	-	3,468	3,468
Change in fair value	2,960	-	(1,035)	1,925
Balance at December 31, 2015	$(598)	$-	$-	$(598)

Balance at December 31, 2015	(598)	-	-	(598)
Issuance of derivatives	(5,817)	-	-	(5,817)
Decrease in liability due to warrants being exercised	274	-	-	274
Change in fair value	2,476	-	-	2,476
Balance at December 31, 2016	$(3,665)	$-	$-	$(3,665)

In 2015 there were $9.5 million of warrant derivatives issued for the September 2015 offering were recorded as a loss and included in the change in fair value of derivative liabilities per the consolidated statements of operations since the value of the derivative liabilities issued exceeded the proceeds received from the issuance of common stock and warrants. See Note 8 for additional information.

Common Stock Warrants

The Company has issued certain warrants to purchase shares of common stock, which are considered mark-to-market liabilities and are re-measured to fair value at each reporting period in accordance with accounting guidance. At December 31, 2016 and December 31, 2015, $528,000 and $598,000, respectively, of the derivative liability was calculated using the Black-Scholes-Merton valuation model. At December 31, 2016, $3.1 million was calculated using the Monte Carlo Simulation valuation model. Issuances of common stock warrants deemed to be derivative liabilities during the period were valued at $5,817 on the date of issuance using the Monte Carlo Simulation valuation model.

The assumptions used in estimating the common stock warrant liability using the Black-Scholes-Merton valuation model at December 31, 2016 and 2015 were as follows:

	December 31, 2016	December 31, 2015
Weighted-average risk free interest rate	0.92%	1.71%
Weighted-average expected life (in years)	2.5	3.7
Expected dividend yield	0%	0%
Weighted average expected volatility	136%	119%

The assumptions used in estimating the common stock warrant liability using the Monte Carlo Simulation valuation model at issuance (July 8. 2016) and December 31, 2016 were as follows:

	July 8, 2016	December 31, 2016
Weighted-average risk free interest rate	0.95%	1.47%
Weighted-average expected life (in years)	5.00	4.50
Expected dividend yield	0%	0%
Weighted average expected volatility	67.91%	65.48%

In addition, if any time after the second anniversary of the issuance of the warrant, both: (1) the 30 day volume weighted average price of the Company’s stock exceeds $3.00; and (2) the average daily trading volume for such 30 day period exceeds $350,000, the Company may call this warrant for $0.01 per share. Because of the call provision, management believes the Monte Carlo Simulation valuation model provides a better estimate of fair value for the warrants issued during July 2016 than the Black-Scholes-Merton valuation model.

Other Financial Instruments

The Company’s recorded values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate their fair values based on their short-term nature. The recorded value of notes payable approximates the fair value as the interest rate approximates market interest rates.